Stockholders’ Equity (Deficit) (Tables)	3 Months Ended
Mar. 31, 2026
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Option Activity
	Number of Shares	Weighted Average Exercise Price
Common stock options outstanding at December 31, 2025	5,198,333	0.80
Granted	-	N/A
Cancelled	-	N/A
Common stock options outstanding at March 31, 2026	5,198,333	$0.80

Common stock options exercisable at March 31, 2026	1,743,421	$0.51
Common stock options not vested at March 31, 2026	3,454,912	$0.91

Schedule of Class B Warrant Activity
	Number of Warrants	Weighted Average Strike Price
Warrants outstanding at December 31, 2025	3,288,237	2.39
Granted	-	-
Warrants outstanding at March 31, 2026	3,288,237	$2.39